Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Income from operations	$ 173,734	$ 226,970
Amortization of intangible assets	(50,300)	(58,900)
Operating Segments
Segment Reporting Information [Line Items]
Income from operations	224,013	285,916
Amortization of intangible assets	(50,279)	(58,946)
Ireland
Segment Reporting Information [Line Items]
Income from operations	125,204	163,378
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	31,725	36,843
U.S.
Segment Reporting Information [Line Items]
Income from operations	49,698	68,487
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 17,386	$ 17,208